Schedule of debt breakdown (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Borrowings and financing		R$ 9,140
Non-current assets	R$ 6	12
Borrowings and financing, current liabilities	1,470	2,309
Borrowings and financing, non-current liabilities	7,582	6,842
Debentures And Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ 4,613	4,598
Debentures And Promissory Note [Member] | Debentures Certificate Of Agribusiness Receivables And Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI + 1.59% per year
Borrowings and financing	R$ 4,613	4,598
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	9,051	9,140
Borrowings And Financing [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	2,736	2,687
Borrowings And Financing [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ 1,702	1,855
Borrowings And Financing [Member] | Working Capital 2 [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI + 1.89% per year
Borrowings and financing	R$ 2,737	2,689
Borrowings And Financing [Member] | Working Capital 2 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	IBR 3M + 1.6%
Borrowings and financing	R$ 959	1,534
Borrowings And Financing [Member] | Working Capital 1 [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	TR + 9.80 % per year
Borrowings and financing	R$ 11	13
Borrowings And Financing [Member] | Working Capital 1 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	USD + 2.12% per year
Borrowings and financing	R$ 448	271
Borrowings And Financing [Member] | Swap Contracts [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI – 0.08% per year
Borrowings and financing	R$ (1)	(2)
Borrowings And Financing [Member] | Swap Contracts [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI + 1.70% per year
Borrowings and financing	R$ 7	12
Borrowings And Financing [Member] | Unamortized Borrowing Costs [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ (11)	(13)
Borrowings And Financing [Member] | Unamortized Borrowing Costs [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing		(1)
Borrowings And Financing [Member] | Working Capital 3 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	IBR 1M + 1.45%
Borrowings and financing	R$ 276
Borrowings And Financing [Member] | Working Capital Argentina [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	Pre: 39.52%
Borrowings and financing		26
Borrowings And Financing [Member] | Credit Letter [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ 12	12
Borrowings And Financing [Member] | Swap Contracts One [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	IBR 3M + 1.6%
Borrowings and financing		R$ 1